Statements of Changes in Stockholders’ Equity (Deficit) - Vallon - 10-K - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Vallon Pharmaceuticals, Inc.	Vallon Pharmaceuticals, Inc. Common Stock	Vallon Pharmaceuticals, Inc. Additional Paid-in Capital	Vallon Pharmaceuticals, Inc. Accumulated Other Comprehensive Gain (Loss)	Vallon Pharmaceuticals, Inc. Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020						4,506,216
Beginning balance at Dec. 31, 2020					$ (1,454)	$ 0	$ 11,145	$ 0	$ (12,599)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible promissory note (in shares)						54,906
Conversion of convertible promissory note					439		439
Issuance of common stock (in shares)						2,250,000
Issuance of common stock					15,104		15,104
Issuance of common stock for services (in shares)						1,714
Issuance of common stock for services					9		9
Warrant issuance					399		399
Stock-based compensation					626		626
Unrealized gain (loss) on marketable securities, available-for-sale					(2)			(2)
Net loss					$ (9,303)				(9,303)
Ending balance (in shares) at Dec. 31, 2021		851,419			6,812,836	6,812,836
Ending balance at Dec. 31, 2021	$ (4,848)	$ 0	$ 10,430	$ (15,278)	$ 5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(302)			(302)
Ending balance (in shares) at Mar. 31, 2022		851,419				227,093
Ending balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)	$ 3,360	$ 0	27,903	(6)	(24,537)
Beginning balance (in shares) at Dec. 31, 2021		851,419			6,812,836	6,812,836
Beginning balance at Dec. 31, 2021	(4,848)	$ 0	10,430	(15,278)	$ 5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(948)
Ending balance (in shares) at Sep. 30, 2022		851,419
Ending balance at Sep. 30, 2022	(5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2021		851,419			6,812,836	6,812,836
Beginning balance at Dec. 31, 2021	$ (4,848)	$ 0	10,430	(15,278)	$ 5,818	$ 0	27,722	(2)	(21,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)						3,700,000
Issuance of common stock					2,161	$ 1	2,160
Warrant exercise (in shares)						2,960,000
Warrant exercise					1,286		1,286
Vesting of restricted stock (in shares)						9,506
Stock-based compensation					99		99
Unrealized gain (loss) on marketable securities, available-for-sale					2			2
Net loss					$ (7,024)				(7,024)
Ending balance (in shares) at Dec. 31, 2022	999,748	999,748			13,482,342	13,482,342
Ending balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 1	31,267	0	(28,926)
Beginning balance (in shares) at Mar. 31, 2022		851,419				227,093
Beginning balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)	$ 3,360	$ 0	27,903	(6)	(24,537)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(295)			(295)
Ending balance (in shares) at Jun. 30, 2022		851,419
Ending balance at Jun. 30, 2022	(5,445)	$ 0	10,430	(15,875)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrant issuance	30		30
Net loss	(351)			(351)
Ending balance (in shares) at Sep. 30, 2022		851,419
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2022	999,748	999,748			13,482,342	13,482,342
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 1	31,267	0	(28,926)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrant issuance	532		532
Stock-based compensation	13		13
Net loss	(2,150)			(2,150)
Ending balance (in shares) at Mar. 31, 2023		1,000,215
Ending balance at Mar. 31, 2023	$ (3,230)	$ 0	17,416	(20,646)
Beginning balance (in shares) at Dec. 31, 2022	999,748	999,748			13,482,342	13,482,342
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)	$ 2,342	$ 1	$ 31,267	$ 0	$ (28,926)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (11,033)
Ending balance (in shares) at Sep. 30, 2023	2,956,354	2,956,354
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	31,756	(29,529)
Beginning balance (in shares) at Mar. 31, 2023		1,000,215
Beginning balance at Mar. 31, 2023	(3,230)	$ 0	17,416	(20,646)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrant exercise (in shares)		43,682
Warrant exercise	12		12
Stock-based compensation	13		13
Net loss	(6,746)			(6,746)
Ending balance (in shares) at Jun. 30, 2023		2,956,354
Ending balance at Jun. 30, 2023	4,038	$ 0	31,430	(27,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	326		326
Net loss	$ (2,137)			(2,137)
Ending balance (in shares) at Sep. 30, 2023	2,956,354	2,956,354
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	$ 31,756	$ (29,529)